Label	Element	Value
Ziegler FAMCO Covered Call Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Ziegler FAMCO Covered Call Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Ziegler FAMCO Covered Call Fund (the “Covered Call Fund” or the “Fund”) seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Covered Call Fund. You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $25,000 in the Funds. You may qualify for a sales charge waiver if you or your family invest, or agree to invest in the future, at least $1,000,000 in the Funds. More information about these and other discounts is available from your financial intermediary, in this Prospectus on page 38 under the heading “Qualifying for a reduced sales charge – Covered Call Fund Class A shares” and in the Fund’s statement of additional information (“SAI”) on page 56 under the heading “Covered Call Fund Sales Charge Waivers and Reductions.”

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Oct. 01, 2017
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Covered Call Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Covered Call Fund’s performance. As the Covered Call Fund is newly organized, portfolio turnover information is not yet available.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $25,000 in the Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Covered Call Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Covered Call Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Covered Call Fund’s operating expenses remain the same (taking into account the Expense Cap only in the first year)

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	(without redemption at end of period)
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Covered Call Fund seeks to achieve its investment objective by investing in a portfolio of equity securities and writing (selling) call options on at least 80% of the Fund’s total assets. The Covered Call Fund will normally write (sell) covered call options on the equity securities held by the Fund to seek to protect the Fund from market decline and generate income. The Fund may write covered call options on certain exchange-traded funds that trade like common stocks but represent certain market indices such as the S&P 500® that correlate with the mix of common stocks held in the Fund’s portfolio. The nature of the Covered Call Fund is such that it may be expected to underperform equity markets during periods of sharply rising equity prices; conversely, the Fund seeks to reduce losses relative to equity markets during periods of declining equity prices.

A call option gives the purchaser of the option the right to buy, and a writer has the obligation to sell, the underlying security at the exercise price at any time prior to the expiration of the contract, regardless of the market price of the underlying security during the option period. Call options are sold up to the number of shares of the long equity positions. The premium paid to the writer is consideration for undertaking the obligations under the option contract. The writer of a covered call option forgoes all or a portion of the potential profit from an increase in the market price of the underlying security above the exercise price in exchange for the benefit of receiving the option premiums which provide some protection against the loss of capital if the underlying security declines in price. The Covered Call Fund would receive premium income from the writing of options.

Over a full market cycle, which the Adviser considers the period from one recession to the next recession, the Covered Call Fund seeks to achieve its objective by investing in a portfolio consisting primarily of large capitalization common stocks of U.S. corporations and U.S. dollar-denominated equity securities of foreign issuers (i.e., American Depositary Receipts (“ADRs”)), in each case traded on U.S. securities exchanges, and writing (selling) covered call options. ADRs are receipts typically issued in connection with a U.S. or foreign bank or trust company which evidence ownership of underlying securities issued by a non-U.S. company. The Covered Call Fund may also invest in securities of mid- and small-capitalization issuers, but it is not expected that such investments will exceed 20% of the value of the Fund.

Equity securities are purchased to fit the following criteria: a) industry leaders that fit the firm’s investment strategy, b) companies with new products or a positive change in management, c) fundamental improvements in industry environment, and in some circumstances, d) strong franchises that are out of favor. Call options, sold against each equity, are designed to create income, not to create targeted purchase or sale levels. Equity securities will be sold from the portfolio when there is: a) a defined deterioration in operating fundamentals and/or a significant negative outlook from management, b) a large appreciation in the stock price leads to overvaluation relative to itself and its peers historically, c) significant management turnover at the senior level, particularly when the people leaving were effective leaders, or d) a change in the market cycle that no longer favors the equity’s characteristics, such a growth versus value or stable versus cyclical. The Adviser’s activity on the call options will be dependent upon the fundamental outlook for the stock and the economy, as well as the level of implied volatility across the term structure of strike prices and expirations. Generally, higher implied volatility will lead to longer expirations, locking in the higher call premiums, whereas lower volatility will tend to lead to shorter dated options.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Investors in the Covered Call Fund may lose money. There are risks associated with the types of securities in which the Covered Call Fund invests. These risks are:

●	ADR Risk:

ADRs may entail the special risks of international investing, including currency exchange fluctuations, governmental regulations, and the potential for political and economic instability.

●	Equity Securities Risk:

The risks that could affect the value of the Covered Call Fund’s shares and the total return on your investment include the possibility that the equity securities held by the Fund will experience sudden, unpredictable drops in value or long periods of decline in value.

●	Foreign Securities Risk:

Foreign securities and dollar denominated securities of foreign issuers involve special risks such as economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments. Foreign securities also involve risks such as currency fluctuations and delays in enforcement of rights.

●	Investment Strategy Risk:

The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Adviser in using these investment strategies may not produce the returns expected by the Adviser, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

●	Large Capitalization Companies Risk:

Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, large-capitalization companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

●	Management Risk:

The Covered Call Fund is subject to management risk because it is an actively managed portfolio. The Adviser’s management practices and investment strategies might not produce the desired results. The Adviser may be incorrect in its assessment of a stock’s appreciation or depreciation potential.

●	Market Risk:

The prices of the securities in which the Covered Call Fund invests may decline for a number of reasons. These reasons may include changing economic circumstances and/or perceptions about the creditworthiness of individual issuers. Markets are volatile and values of individual securities can decline significantly in value in response to adverse issuer, political, regulatory, market, economic, and other developments that may cause broad changes in market values.

●	New Fund Risk:

The Covered Call Fund is new with no operating history, and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund.

●	Options Risk:

Options on equities are derivatives and may be subject to greater fluctuations in value than an investment in the underlying securities.  The options the Covered Call Fund intends to write (sell) are considered "covered" because the Fund will own equity securities against which the options are written (sold). As a result, the number of call options the Covered Call Fund can write (sell) is limited by the number of equity securities the Fund holds in its portfolio. There are significant differences between securities and options that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives.  Options may be also illiquid and the Covered Call Fund may have difficulty closing out its position prior to expiration.

●	Small- and Mid-Capitalization Companies Risk:

Small- and mid-capitalization stocks tend to perform differently from other segments of the equity market or the equity market as a whole, and can be more volatile than stocks of large-capitalization companies. Small and mid-capitalization companies may be newer or less established, and may have limited resources, products and markets, and may be less liquid.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investors in the Covered Call Fund may lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
When the Covered Call Fund has been in operation for a full calendar year, performance information will be shown here. Updated performance information will be available on the Covered Call Fund’s website at www.zcmfunds.com or by calling the Fund toll-free at 877-568-7633.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	When the Covered Call Fund has been in operation for a full calendar year, performance information will be shown here.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	877-568-7633
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.zcmfunds.com
Ziegler FAMCO Covered Call Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of original cost of shares or current market value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.02%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.07%
Less Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.83%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.24%	[3]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Although there is no front-end sales charge on purchases of $1 million or more, there is a maximum deferred sales charge of 1.00% if you redeem within 18 months of such a purchase. This charge is waived for certain investors.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 694
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,058
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	694
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 1,058
Ziegler FAMCO Covered Call Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original cost of shares or current market value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.02%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.82%
Less Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.83%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.99%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 302
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	740
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	202
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 740
Ziegler FAMCO Covered Call Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original cost of shares or current market value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.02%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.82%
Less Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.83%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.99%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	435
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	101
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 435

[1]	Although there is no front-end sales charge on purchases of $1 million or more, there is a maximum deferred sales charge of 1.00% if you redeem within 18 months of such a purchase. This charge is waived for certain investors.
[2]	Other Expenses are based on estimated amounts for the current fiscal year.
[3]	Pursuant to a contractual fee waiver and reimbursement agreement, Ziegler Capital Management, LLC (the "Adviser") has contractually agreed to waive a portion or all of its management fees and pay Fund expenses (excluding acquired fund fees and expenses, taxes, interest expense, dividends on securities sold short and extraordinary expenses) in order to limit the total annual fund operating expenses to 1.24%, 1.99% and 0.99% of average daily net assets of the Fund's Class A, Class C and Institutional Class shares, respectively (the "Expense Cap"). The Expense Cap will remain in effect through at least October 1, 2017 and may be terminated only by the Trust's Board of Trustees (the "Board"). The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for two years from the date they were waived or paid, subject to the Expense Cap.